INVESTMENT SECURITIES (Tables)	3 Months Ended
Mar. 31, 2014
Investment Securities [Abstract]
Amortized Cost and Estimated Fair Value of Investment Securities

The amortized cost and estimated fair value of investment securities are summarized as follows:

	(Unaudited)
	March 31, 2014
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Available-for-Sale Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$19,910	$3	$(315)	$19,598
State and political subdivisions	6,300	154	(4)	6,450
Corporate	11,870	190	-	12,060
Residential mortgage-backed - US agency	43,547	576	(523)	43,600
Total	81,627	923	(842)	81,708
Equity investment securities:
Mutual funds:
Ultra short mortgage fund	643	4	-	647
Large cap equity fund	456	199	-	655
Other mutual funds	183	181	-	364
Common stock - financial services industry	270	19	-	289
Total	1,552	403	-	1,955
Total available-for-sale	$83,179	$1,326	$(842)	$83,663

Held-to-Maturity Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$4,814	$5	$(19)	$4,800
State and political subdivisions	22,831	310	(1)	23,140
Corporate	3,692	56	(6)	3,742
Residential mortgage-backed - US agency	11,653	62	(38)	11,677
Total held-to-maturity	$42,990	$433	$(64)	$43,359

	December 31, 2013
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Available-for-Sale Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$16,935	$2	$(340)	$16,597
State and political subdivisions	6,429	164	(6)	6,587
Corporate	13,498	198	-	13,696
Residential mortgage-backed - US agency	42,378	496	(732)	42,142
Total	79,240	860	(1,078)	79,022
Equity investment securities:
Mutual funds:
Ultra short mortgage fund	643	5	-	648
Large cap equity fund	456	195	-	651
Other mutual funds	183	162	-	345
Common stock - financial services industry	271	22	-	293
Total	1,553	384	-	1,937
Total available-for-sale	$80,793	$1,244	$(1,078)	$80,959

Held-to-Maturity Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$1,872	$-	$(25)	$1,847
State and political subdivisions	21,371	11	(118)	21,264
Corporate	3,746	16	(44)	3,718
Residential mortgage-backed - US agency	7,423	-	(30)	7,393
Total held-to-maturity	$34,412	$27	$(217)	$34,222

	December 31, 2012
		Gross	Gross	Estimated
Available-for-Sale Portfolio	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Debt investment securities:
US Treasury, agencies and GSEs	$6,175	$16	$(8)	$6,183
State and political subdivisions	26,413	1,065	(7)	27,471
Corporate	22,942	468	(404)	23,006
Residential mortgage-backed - US agency	47,113	1,139	(1)	48,251
Residential mortgage-backed - private label	296	9	-	305
Total	102,939	2,697	(420)	105,216
Equity investment securities:
Mutual funds:
Ultra short mortgage fund	1,286	5	-	1,291
Large cap equity fund	905	176	-	1,081
Other mutual funds	183	136	-	319
Common stock - financial services industry	420	12	-	432
Total	2,794	329	-	3,123
Total investment securities	$105,733	$3,026	$(420)	$108,339

Amortized Cost and Estimated Fair Value of Debt Investments by Contractual Maturity

The amortized cost and estimated fair value of debt investments at March 31, 2014 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	(Unaudited)		(Unaudited)
	Available-for-Sale		Held-to-Maturity
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
(In thousands)
Due in one year or less	$6,009	$6,035	$186	$186
Due after one year through five years	27,436	27,602	3,943	3,940
Due after five years through ten years	4,635	4,471	13,581	13,682
Due after ten years	-	-	13,627	13,874
Sub-total	38,080	38,108	31,337	31,682
Residential mortgage-backed - US agency	43,547	43,600	11,653	11,677
Totals	$81,627	$81,708	$42,990	$43,359

The amortized cost and estimated fair value of debt investments at December 31, 2013 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available-for-Sale		Held-to-Maturity
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
(In thousands)
Due in one year or less	$6,419	$6,438	$186	$186
Due after one year through five years	25,648	25,835	824	825
Due after five years through ten years	4,634	4,446	12,360	12,302
Due after ten years	161	161	13,619	13,516
Sub-total	36,862	36,880	26,989	26,829
Residential mortgage-backed - US agency	42,378	42,142	7,423	7,393
Totals	$79,240	$79,022	$34,412	$34,222

Investment Securities' Gross Unrealized Losses and Fair Value by Investment Category and Length of Time That individual Securities Have Continuous Unrealized Loss Position

The Company’s investment securities’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, is as follows:

	(Unaudited)
	March 31, 2014
	Less than Twelve Months			Twelve Months or More			Total
	Number of			Number of			Number of
	Individual	Unrealized	Fair	Individual	Unrealized	Fair	Individual	Unrealized	Fair
	Securities	Losses	Value	Securities	Losses	Value	Securities	Losses	Value
(Dollars in thousands)
Available-for-Sale
US Treasury, agencies and GSE's	11	$(283)	$12,683	2	$(32)	$1,974	13	$(315)	$14,657
State and political subdivisions	2	(2)	332	2	(2)	181	4	(4)	513
Corporate	-	-	-	-	-	-	-	-	-
Residential mortgage-backed - US agency	17	(317)	18,471	5	(206)	4,085	22	(523)	22,556

Totals	30	$(602)	$31,486	9	$(240)	$6,240	39	$(842)	$37,726
Held-to-Maturity
US Treasury, agencies and GSE's	3	$(19)	$2,919	-	$-	$-	3	$(19)	$2,919
State and political subdivisions	1	(1)	1,472	-	-	-	1	(1)	1,472
Corporate	1	(6)	800	-	-	-	1	(6)	800
Residential mortgage-backed - US agency	4	(38)	4,282	-	-	-	4	(38)	4,282

Totals	9	$(64)	$9,473	-	$-	$-	9	$(64)	$9,473

	December 31, 2013
	Less than Twelve Months			Twelve Months or More			Total
	Number of			Number of			Number of
	Individual	Unrealized	Fair	Individual	Unrealized	Fair	Individual	Unrealized	Fair
	Securities	Losses	Value	Securities	Losses	Value	Securities	Losses	Value
(Dollars in thousands)
Available-for-Sale
US Treasury, agencies and GSE's	14	$(340)	$15,573	-	$-	$-	14	$(340)	$15,573
State and political subdivisions	1	(4)	114	3	(2)	397	4	(6)	511
Corporate	-	-	-	-	-	-	-	-	-
Residential mortgage-backed - US agency	25	(682)	23,442	1	(50)	878	26	(732)	24,320

Totals	40	$(1,026)	$39,129	4	$(52)	$1,275	44	$(1,078)	$40,404
Held-to-Maturity
US Treasury, agencies and GSE's	2	$(25)	$1,847	-	$-	$-	2	$(25)	$1,847
State and political subdivisions	37	(118)	17,814	-	-	-	37	(118)	17,814
Corporate	4	(44)	3,171	-	-	-	4	(44)	3,171
Residential mortgage-backed - US agency	6	(30)	5,526	-	-	-	6	(30)	5,526

Totals	49	$(217)	$28,358	-	$-	$-	49	$(217)	$28,358

	December 31, 2012
	Less than Twelve Months			Twelve Months or More			Total
	Number of			Number of			Number of
	Individual	Unrealized	Fair	Individual	Unrealized	Fair	Individual	Unrealized	Fair
Available-for-Sale	Securities	Losses	Value	Securities	Losses	Value	Securities	Losses	Value
(Dollars in thousands)
US Treasury, agencies and GSE's	1	$(8)	$992	-	$-	$-	1	$(8)	$992
State and political subdivisions	8	(7)	2,008	-	-	-	8	(7)	2,008
Corporate	2	(14)	974	2	(390)	1,580	4	(404)	2,554
Residential mortgage-backed - US agency	2	(1)	1,411	-	-	-	2	(1)	1,411

Totals	13	$(30)	$5,385	2	$(390)	$1,580	15	$(420)	$6,965

Gross Realized Gains on Sale of Securities

Gross realized gains (losses) on sales and redemptions of securities for the indicated periods are detailed below:

	(Unaudited)
	For the three months		For the twelve months
	ended March 31,		ended December 31,
(In thousands)	2014	2013	2013	2012
Realized gains	$2	$39	$370	$397
Realized losses	-	-	(5)	(22)
	$2	$39	$365	$375